Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000217973
Shareholder Report [Line Items]
Fund Name	Growth Stock ETF
Trading Symbol	TGRW
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Stock ETF (the "fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock ETF	$60	0.52%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the fund’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Apple also added value as investors appreciated the stabilization in its iPhone segment and the prospect of new AI features driving users to upgrade devices more frequently.

  Conversely, the leading detractor from absolute performance was Rivian Automotive due to the emerging electric vehicle manufacturer’s ongoing difficulty scaling production. Our stake in Dollar General also hurt returns. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, consumer discretionary, and other traditional growth sectors remain areas of focus.

Line Graph [Table Text Block]
	Fund (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
8/4/20	10,000	10,000	10,000	10,000
9/30/20	10,448	10,206	10,354	10,201
12/31/20	11,681	11,705	11,534	11,440
3/31/21	11,717	12,448	11,642	12,146
6/30/21	13,014	13,473	13,032	13,185
9/30/21	12,922	13,460	13,182	13,262
12/31/21	13,426	14,708	14,717	14,724
3/31/22	11,677	13,932	13,386	14,047
6/30/22	8,690	11,605	10,585	11,785
9/30/22	8,400	11,087	10,205	11,210
12/31/22	8,271	11,883	10,429	12,057
3/31/23	9,675	12,737	11,927	12,961
6/30/23	11,094	13,805	13,455	14,094
9/30/23	10,865	13,356	13,033	13,633
12/31/23	12,314	14,968	14,879	15,227
3/31/24	13,818	16,467	16,578	16,834
6/30/24	14,920	16,997	17,959	17,555
9/30/24	15,141	18,056	18,532	18,589
12/31/24	16,018	18,531	19,843	19,037

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 8/4/20
Growth Stock ETF (Based on Net Asset Value)	30.08%	11.28%
Russell 3000 Index (Regulatory Benchmark)	23.81%	15.02%
Russell 1000 Growth Index (Strategy Benchmark)	33.36%	16.82%
S&P 500 Index (Previous Benchmark)	25.02%	15.73%

Performance Inception Date	Aug. 04, 2020
AssetsNet	$ 317,068,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 885
InvestmentCompanyPortfolioTurnover	49.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$317,068 Number of Portfolio Holdings65 Investment Advisory Fees Paid (000s)$885 Portfolio Turnover Rate49.8%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	48.3%
Consumer Discretionary	15.9
Communication Services	14.6
Health Care	9.3
Financials	6.5
Industrials & Business Services	2.4
Materials	0.6
Real Estate	0.1
Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	12.1%
Microsoft	11.9
NVIDIA	10.3
Amazon.com	8.7
Alphabet	6.4
Meta Platforms	4.9
Eli Lilly	3.0
Visa	2.6
Tesla	2.3
Mastercard	2.2

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Growth Stock ETF.

Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with growth characteristics. The fund’s March 1, 2025 prospectus contains more information.

Material Fund Change Strategies [Text Block]

Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with growth characteristics. The fund’s March 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]	This is a summary of certain material changes to Growth Stock ETF.